Principal accounting policies - Revenue recognition and cost of revenues - Disaggregation by pricing models (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Net revenues	$ 254,745	$ 199,408	$ 160,017
Recognized over time
Disaggregation of Revenue [Line Items]
Net revenues	61,117	32,396	20,863
Recognized over time | Sales agent
Disaggregation of Revenue [Line Items]
Net revenues	5,834	6,563	8,671
Recognized over time | Cost-plus
Disaggregation of Revenue [Line Items]
Net revenues	26,738	17,146	12,192
Recognized over time | SaaS products offering
Disaggregation of Revenue [Line Items]
Net revenues	28,545	8,687
Recognized at point in time
Disaggregation of Revenue [Line Items]
Net revenues	193,628	167,012	139,154
Recognized at point in time | SaaS products offering
Disaggregation of Revenue [Line Items]
Net revenues	348	1,749
Recognized at point in time | Specified actions
Disaggregation of Revenue [Line Items]
Net revenues	$ 193,280	$ 165,263	$ 139,154